Pension and Other Postretirement Benefits - Components of Net Periodic Benefit Cost (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Changes in plan assets and benefit obligation recognized in other comprehensive income or loss [Abstract]
Currency translation	$ 0	$ 0
Pension Benefits
Components of net periodic benefit cost [Abstract]
Service cost	3,600,000	4,300,000	3,300,000
Interest cost	1,300,000	1,200,000	800,000
Expected return on plan assets	(1,600,000)	(1,300,000)	(900,000)
Recognized net actuarial loss	400,000	300,000	0
Recognized prior service cost	400,000	300,000	300,000
Net periodic benefit cost	4,100,000	4,800,000	3,500,000
Weighted-average assumptions used to determine net benefit cost [Abstract]
Rate of compensation increase	3.25%	3.25%	3.25%
Changes in plan assets and benefit obligation recognized in other comprehensive income or loss [Abstract]
Net (gain) loss	(7,900,000)	3,300,000	4,800,000
Recognized loss	(400,000)	(300,000)	0
Prior service cost	0	200,000	2,900,000
Recognized prior service cost	(400,000)	(300,000)	(300,000)
Total recognized in other comprehensive income or loss (before tax effects)	(8,700,000)	2,900,000	7,400,000
Estimated net actuarial loss to be reclassified from accumulated other comprehensive income into net periodic benefit cost	600,000
Prior service cost expected to be reclassified from accumulated other comprehensive income into net periodic benefit cost	0.4
U.S. Plans, Pension Benefits
Weighted-average assumptions used to determine net benefit cost [Abstract]
Discount rate	5.40%	6.00%	7.30%
Expected return on plan assets	8.75%	8.75%	8.75%
Candian Plans, Pension Benefits
Weighted-average assumptions used to determine net benefit cost [Abstract]
Discount rate	5.40%	6.10%	5.45%
Expected return on plan assets	6.25%	6.25%	8.75%
Other Benefits
Components of net periodic benefit cost [Abstract]
Service cost	2,600,000	2,800,000	3,100,000
Interest cost	3,700,000	3,500,000	4,400,000
Recognized net actuarial loss	100,000	0	0
Recognized prior service cost	(1,200,000)	(1,300,000)	0
Net periodic benefit cost	5,200,000	5,000,000	7,500,000
Weighted-average assumptions used to determine net benefit cost [Abstract]
Rate of compensation increase	3.25%	3.25%	3.25%
Changes in plan assets and benefit obligation recognized in other comprehensive income or loss [Abstract]
Net (gain) loss	16,300,000	2,800,000	(300,000)
Recognized loss	(100,000)	0	0
Prior service cost	0	600,000	(7,100,000)
Recognized prior service cost	1,100,000	1,300,000	0
Currency translation			(100,000)
Total recognized in other comprehensive income or loss (before tax effects)	17,300,000	4,700,000	(7,500,000)
Estimated net actuarial loss to be reclassified from accumulated other comprehensive income into net periodic benefit cost	1.5
Prior service cost expected to be reclassified from accumulated other comprehensive income into net periodic benefit cost	$ 1.1
U.S. Plans, Other Benefits
Weighted-average assumptions used to determine net benefit cost [Abstract]
Discount rate	5.13%	6.00%	7.30%
Canadian Plans, Other Benefits
Weighted-average assumptions used to determine net benefit cost [Abstract]
Discount rate	5.26%	6.10%	5.45%